Property and equipment (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Property and equipment
Beginning balance	$ 2,313,926
Ending balance	1,557,492	$ 2,313,926
Cost
Property and equipment
Beginning balance	2,895,842	2,620,537
Additions	465,463	938,802
Disposals	(367,094)	(635,842)
Deconsolidation on sale of subsidiary	635,327
Transferred to Inventories	(154,912)	44,807
Currency translation		(72,462)
Ending balance	2,203,972	2,895,842
Accumulated depreciation
Property and equipment
Beginning balance	(581,916)	(401,555)
Depreciation	206,711	241,046
Disposals	(41,301)	(60,685)
Deconsolidation on sale of subsidiary	(79,452)
Transferred to Inventories	(21,394)
Ending balance	(646,480)	(581,916)
Machinery and equipment
Property and equipment
Beginning balance	166,194
Ending balance	167,794	166,194
Machinery and equipment | Cost
Property and equipment
Beginning balance	395,493	333,084
Additions	30,220	62,409
Ending balance	425,713	395,493
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(229,299)	(197,804)
Depreciation	28,620	31,495
Ending balance	(257,919)	(229,299)
Rolling stock
Property and equipment
Beginning balance	15,264
Ending balance	12,382	15,264
Rolling stock | Cost
Property and equipment
Beginning balance	49,274	118,664
Additions	3,088	69,029
Disposals	(6,213)	(136,072)
Currency translation		(2,347)
Ending balance	46,149	49,274
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(34,010)	(29,999)
Depreciation	3,412	25,875
Disposals	(3,655)	(21,864)
Ending balance	(33,767)	(34,010)
Computer equipment
Property and equipment
Beginning balance	7,955
Ending balance	4,682	7,955
Computer equipment | Cost
Property and equipment
Beginning balance	25,243	21,032
Additions		565
Transferred to Inventories		3,646
Ending balance	25,243	25,243
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(17,288)	(12,803)
Depreciation	3,273	4,485
Ending balance	(20,561)	(17,288)
Moulds
Property and equipment
Beginning balance	831,701
Ending balance	1,020,480	831,701
Moulds | Cost
Property and equipment
Beginning balance	942,425	911,924
Additions	217,308	30,501
Ending balance	1,159,733	942,425
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(110,724)	(73,028)
Depreciation	28,529	37,696
Ending balance	(139,253)	(110,724)
Leasehold improvements
Property and equipment
Beginning balance	248,218
Ending balance	182,415	248,218
Leasehold improvements | Cost
Property and equipment
Beginning balance	362,055	264,356
Additions	10,000	97,699
Ending balance	372,055	362,055
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(113,837)	(44,505)
Depreciation	75,803	69,332
Ending balance	(189,640)	(113,837)
Boat rental fleet
Property and equipment
Beginning balance	1,044,594
Ending balance	169,739	1,044,594
Boat rental fleet | Cost
Property and equipment
Beginning balance	1,121,352	971,477
Additions	204,847	678,599
Disposals	(360,881)	(499,770)
Deconsolidation on sale of subsidiary	635,327
Transferred to Inventories	(154,912)	41,161
Currency translation		(70,115)
Ending balance	175,079	1,121,352
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(76,758)	(43,416)
Depreciation	67,074	72,163
Disposals	(37,646)	(38,821)
Deconsolidation on sale of subsidiary	(79,452)
Transferred to Inventories	(21,394)
Ending balance	$ (5,340)	$ (76,758)